UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®

Investment portfolio

November 30, 2017

unaudited

Bonds, notes & other debt instruments 89.55% U.S. Treasury bonds & notes 66.64% U.S. Treasury 57.96%	Principal?amount (000)	Value (000)
U.S. Treasury 1.25% 2020	$15,600	$15,401
U.S. Treasury 1.375% 2020	36,000	35,596
U.S. Treasury 1.375% 2020	27,000	26,725
U.S. Treasury 1.375% 2020	26,548	26,151
U.S. Treasury 1.625% 2020	7,500	7,452
U.S. Treasury 1.75% 2020	70,250	69,866
U.S. Treasury 1.75% 2020	56,150	55,919
U.S. Treasury 2.00% 2020	46,850	46,972
U.S. Treasury 8.75% 2020	5,255	6,213
U.S. Treasury 1.125% 20211	434,870	420,585
U.S. Treasury 1.125% 2021	20,500	19,806
U.S. Treasury 1.125% 2021	19,926	19,292
U.S. Treasury 1.75% 2021	227,621	224,887
U.S. Treasury 2.00% 2021	145,000	144,569
U.S. Treasury 2.00% 2021	76,550	76,451
U.S. Treasury 2.125% 20211	287,750	288,610
U.S. Treasury 2.25% 2021	270,706	272,858
U.S. Treasury 3.625% 2021	8,300	8,736
U.S. Treasury 8.00% 2021	3,400	4,172
U.S. Treasury 1.625% 2022	680	664
U.S. Treasury 1.75% 2022	398,500	392,363
U.S. Treasury 1.75% 2022	350,000	344,323
U.S. Treasury 1.75% 2022	132,600	130,754
U.S. Treasury 1.75% 2022	47,000	46,335
U.S. Treasury 1.75% 2022	25,000	24,677
U.S. Treasury 1.875% 2022	503,330	498,372
U.S. Treasury 1.875% 2022	300,000	297,207
U.S. Treasury 1.875% 2022	129,030	127,960
U.S. Treasury 1.875% 2022	89,000	88,224
U.S. Treasury 1.875% 2022	97,000	95,912
U.S. Treasury 1.875% 2022	69,000	68,175
U.S. Treasury 2.00% 2022	443,000	440,284
U.S. Treasury 2.00% 2022	41,280	41,011
U.S. Treasury 2.125% 2022	119,900	119,723
U.S. Treasury 1.50% 2023	57,820	55,891
U.S. Treasury 1.625% 2023	152,230	147,698
U.S. Treasury 2.125% 2023	157,873	156,948
U.S. Treasury 2.50% 2023	40,720	41,346
U.S. Treasury 2.75% 2023	147,900	152,164
U.S. Treasury 2.125% 2024	465,650	460,337
U.S. Treasury 2.25% 2024	162,250	161,655
U.S. Treasury 2.25% 2024	106,700	106,617
U.S. Treasury 2.50% 2024	96,000	97,230
U.S. Treasury 2.75% 2024	87,700	90,153
U.S. Treasury 6.25% 2030	5,250	7,368

U.S. Government Securities Fund — Page 1 of 11

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.875% 2045	$78,125	$78,735
U.S. Treasury 2.75% 2047	188,128	184,851
		6,227,238
U.S. Treasury inflation-protected securities 8.68%
U.S. Treasury Inflation-Protected Security 0.125% 20202	43,226	43,042
U.S. Treasury Inflation-Protected Security 0.25% 20252	54,241	53,409
U.S. Treasury Inflation-Protected Security 0.375% 20252	255,680	254,199
U.S. Treasury Inflation-Protected Security 2.375% 20252	48,047	54,450
U.S. Treasury Inflation-Protected Security 0.125% 20262	53,020	51,286
U.S. Treasury Inflation-Protected Security 0.375% 20272	205,295	202,031
U.S. Treasury Inflation-Protected Security 2.125% 20412	3,099	3,953
U.S. Treasury Inflation-Protected Security 0.75% 20422	188,271	184,081
U.S. Treasury Inflation-Protected Security 0.625% 20432	23,077	21,830
U.S. Treasury Inflation-Protected Security 1.00% 20462	34,161	35,148
U.S. Treasury Inflation-Protected Security 0.875% 20472	28,624	28,617
		932,046
Total U.S. Treasury bonds & notes		7,159,284
Mortgage-backed obligations 20.86% Federal agency mortgage-backed obligations 20.86%
Fannie Mae 10.50% 20183	26	26
Fannie Mae 5.50% 20233	506	534
Fannie Mae 6.00% 20243	370	415
Fannie Mae 10.473% 20253	36	36
Fannie Mae 6.00% 20263	19	22
Fannie Mae 6.50% 20273	656	728
Fannie Mae 6.50% 20273	301	334
Fannie Mae 5.00% 20283	298	323
Fannie Mae 8.00% 20313	419	476
Fannie Mae 3.00% 20333,4	28,000	28,500
Fannie Mae 3.50% 20333,4	100,000	103,242
Fannie Mae 3.00% 20363	29,436	29,831
Fannie Mae 3.00% 20363	16,478	16,699
Fannie Mae 4.00% 20363	22,821	24,098
Fannie Mae 4.00% 20363	14,394	15,198
Fannie Mae 4.00% 20363	11,209	11,836
Fannie Mae 4.00% 20363	4,743	5,008
Fannie Mae 4.00% 20363	1,345	1,421
Fannie Mae 4.00% 20363	35	37
Fannie Mae 3.00% 20373	10,516	10,643
Fannie Mae 6.50% 20373	184	199
Fannie Mae 6.50% 20373	172	192
Fannie Mae 6.50% 20373	40	45
Fannie Mae 7.00% 20373	229	256
Fannie Mae 7.00% 20373	52	56
Fannie Mae 7.00% 20373	12	13
Fannie Mae 7.50% 20373	40	45
Fannie Mae 6.00% 20383	40	40
Fannie Mae 7.00% 20383	383	422
Fannie Mae 5.00% 20413	1,713	1,892
Fannie Mae 5.00% 20413	1,142	1,259
Fannie Mae 5.00% 20413	902	999

U.S. Government Securities Fund — Page 2 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 5.00% 20413	$665	$737
Fannie Mae 3.00% 20463	23,838	23,791
Fannie Mae 3.00% 20473,4	28,500	28,418
Fannie Mae 3.50% 20473	24,459	25,108
Fannie Mae 3.50% 20473	9,542	9,791
Fannie Mae 4.00% 20473	103,512	108,246
Fannie Mae 4.00% 20473	102,515	107,223
Fannie Mae 4.00% 20473	73,562	76,940
Fannie Mae 4.00% 20473,4	50,000	52,230
Fannie Mae 4.00% 20473	32,100	33,574
Fannie Mae 4.00% 20473	24,900	26,043
Fannie Mae 4.00% 20473	17,132	17,917
Fannie Mae 4.00% 20473	15,893	16,653
Fannie Mae 4.50% 20473	44,124	46,940
Fannie Mae 4.50% 20473,4	25,000	26,583
Fannie Mae 3.00% 20483,4	32,500	32,370
Fannie Mae 4.00% 20483,4	38,000	39,651
Fannie Mae 4.50% 20483,4	74,200	78,841
Fannie Mae, Series 2014-M6, Class FA, multifamily (1-month USD-LIBOR + 0.29%) 1.519% 20173,5	10	10
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 20223	4,325	4,394
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 20223	3,500	3,586
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.325% 20233,5	3,600	3,722
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20243,5	6,525	6,846
Fannie Mae, Series 2001-4, Class NA, 9.512% 20253,5	14	15
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20313	265	285
Fannie Mae, Series 2001-20, Class E, 9.586% 20313,5	4	4
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 20363	968	845
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20363	591	499
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.608% 20363,5	796	791
Fannie Mae, Series 1999-T2, Class A1, 7.500% 20393,5	248	274
Freddie Mac 10.00% 20253	37	37
Freddie Mac 4.00% 20363	226	239
Freddie Mac 5.00% 20413	3,939	4,342
Freddie Mac 3.50% 20463	6,152	6,331
Freddie Mac 3.00% 20473,4	12,300	12,267
Freddie Mac 3.50% 20473	32,088	32,924
Freddie Mac 3.50% 20473	24,881	25,530
Freddie Mac 3.50% 20473	23,526	24,139
Freddie Mac 3.50% 20473	15,441	15,843
Freddie Mac 3.50% 20473	5,595	5,741
Freddie Mac 4.00% 20473	105,042	110,038
Freddie Mac 4.00% 20473,4	100,000	104,453
Freddie Mac 4.00% 20473	73,379	76,699
Freddie Mac 4.00% 20473	52,518	54,959
Freddie Mac 4.50% 20473	9,962	10,622
Freddie Mac 4.50% 20473	6,523	6,935
Freddie Mac 4.00% 20483,4	30,000	31,301
Freddie Mac Pool #1H1354 3.309% 20363,5	434	459
Freddie Mac Pool #760014 2.967% 20453,5	6,228	6,259
Freddie Mac, Series KGRP, Class A, multifamily (1-month USD-LIBOR + 0.38%) 1.623% 20203,5	2,108	2,111
Freddie Mac, Series K013, Class A1, multifamily 2.902% 20203	973	985
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20203	360	363
Freddie Mac, Series 2289, Class NA, 10.232% 20203,5	7	7
Freddie Mac, Series K031, Class A1, multifamily 2.778% 20223	1,792	1,816

U.S. Government Securities Fund — Page 3 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac, Series 2289, Class NB, 9.00% 20223,5	$8	$8
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.650% 20233,5	7	7
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20233	3,185	3,191
Freddie Mac, Series K029, Class A2, multifamily 3.32% 20233	1,200	1,250
Freddie Mac, Series 2626, Class NG, 3.50% 20233	4	4
Freddie Mac, Series K070, Class A2, multifamily 3.303% 20273	20,965	21,594
Freddie Mac, Series 3156, Class PO, principal only, 0% 20363	1,170	1,014
Freddie Mac, Series 3146, Class PO, principal only, 0% 20363	535	458
Freddie Mac, Series 3213, Class OG, principal only, 0% 20363	458	418
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 1.500% 20363,5	1,389	1,386
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20563	42,176	42,016
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20563	38,173	38,122
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	38,867	38,980
Government National Mortgage Assn. 10.00% 20193	20	20
Government National Mortgage Assn. 10.00% 20213	24	25
Government National Mortgage Assn. 6.50% 20293	433	484
Government National Mortgage Assn. 6.50% 20323	717	800
Government National Mortgage Assn. 6.50% 20373	277	313
Government National Mortgage Assn. 5.50% 20383	308	341
Government National Mortgage Assn. 5.50% 20383	57	60
Government National Mortgage Assn. 6.00% 20383	429	494
Government National Mortgage Assn. 6.50% 20383	270	298
Government National Mortgage Assn. 6.50% 20383	253	267
Government National Mortgage Assn. 6.50% 20383	187	211
Government National Mortgage Assn. 6.50% 20383	135	147
Government National Mortgage Assn. 4.00% 20393	494	518
Government National Mortgage Assn. 4.00% 20393	56	59
Government National Mortgage Assn. 5.00% 20393	1,064	1,159
Government National Mortgage Assn. 6.00% 20393	2,302	2,594
Government National Mortgage Assn. 6.50% 20393	681	760
Government National Mortgage Assn. 4.50% 20403	969	1,032
Government National Mortgage Assn. 5.00% 20403	152	164
Government National Mortgage Assn. 5.00% 20403	122	132
Government National Mortgage Assn. 5.50% 20403	3,787	4,233
Government National Mortgage Assn. 3.50% 20413	843	862
Government National Mortgage Assn. 4.00% 20413	333	338
Government National Mortgage Assn. 4.50% 20413	12,258	12,964
Government National Mortgage Assn. 5.00% 20413	6,682	7,170
Government National Mortgage Assn. 5.00% 20413	92	96
Government National Mortgage Assn. 5.50% 20413	399	422
Government National Mortgage Assn. 5.50% 20413	362	382
Government National Mortgage Assn. 5.50% 20413	75	79
Government National Mortgage Assn. 6.00% 20413	81	89
Government National Mortgage Assn. 6.50% 20413	1,344	1,474
Government National Mortgage Assn. 3.50% 20423	540	559
Government National Mortgage Assn. 4.00% 20423	3,263	3,381
Government National Mortgage Assn. 4.00% 20423	1,782	1,845
Government National Mortgage Assn. 3.50% 20433	4,416	4,571
Government National Mortgage Assn. 4.50% 20433	543	579
Government National Mortgage Assn. 4.50% 20453	21,789	23,197
Government National Mortgage Assn. 4.50% 20453	548	583
Government National Mortgage Assn. 4.50% 20453	117	124
Government National Mortgage Assn. 4.00% 20463	8,523	8,785
Government National Mortgage Assn. 4.00% 20473	112,425	117,911

U.S. Government Securities Fund — Page 4 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20473	$79,147	$83,044
Government National Mortgage Assn. 4.00% 20473	47,771	50,054
Government National Mortgage Assn. 4.00% 20473	24,548	25,733
Government National Mortgage Assn. 4.50% 20473	19,682	20,833
Government National Mortgage Assn. 4.50% 20473	12,650	13,381
Government National Mortgage Assn. 4.50% 20473	10,270	10,888
Government National Mortgage Assn. 4.50% 20483,4	66,900	70,426
Government National Mortgage Assn. 6.21% 20583	14	14
Government National Mortgage Assn. 6.216% 20583	580	626
Government National Mortgage Assn., Series 2003-46, 5.00% 20333	1,124	1,184
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 20593	70	70
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.421% 20603,5	24,312	24,976
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.457% 20613,5	26,577	287
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.753% 20623,5	21,760	273
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.644% 20203,5	659	660
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.692% 20203,5	424	425
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20283	11,076	11,129
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 20323	8,820	9,233
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20333	5,657	5,755
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20353	2,370	2,409
Total mortgage-backed obligations		2,240,922
Federal agency bonds & notes 2.05%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20263	1,466	1,473
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20263	1,519	1,529
Fannie Mae 1.25% 2021	31,600	30,712
Fannie Mae 7.125% 2030	3,000	4,327
Federal Home Loan Bank 3.375% 2023	14,160	15,018
Federal Home Loan Bank 5.50% 2036	700	956
Private Export Funding Corp. 1.45% 2019	5,250	5,215
Private Export Funding Corp. 2.25% 2020	10,000	10,057
Private Export Funding Corp. 3.55% 2024	11,150	11,871
Small Business Administration, Series 2001-20K, 5.34% 20213	154	160
Small Business Administration, Series 2001-20J, 5.76% 20213	48	50
Small Business Administration, Series 2001-20F, 6.44% 20213	230	240
Small Business Administration, Series 2003-20B, 4.84% 20233	738	771
Tennessee Valley Authority 4.65% 2035	3,930	4,760
Tennessee Valley Authority 5.88% 2036	2,750	3,818
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,003
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,232
TVA Southaven 3.846% 20333	2,497	2,526
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,558
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,313
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,098
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,598
United States Agency for International Development, State of Iraq, 2.149% 2022	13,330	13,265
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,782
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,825
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,892
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	19,949
United States Agency for International Development, Ukraine, 1.471% 2021	11,770	11,498

U.S. Government Securities Fund — Page 5 of 11

unaudited

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal?amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 20293	$1,602	$1,660
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 20323	1,757	1,840
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 20323	1,386	1,480
		220,476
Total bonds, notes & other debt instruments (cost: $9,673,731,000)		9,620,682
Short-term securities 16.26%
Fannie Mae 1.11% due 1/9/2018	150,000	149,809
Federal Farm Credit Banks 1.05% due 12/15/2017	11,000	10,995
Federal Home Loan Bank 1.04%–1.25% due 12/13/2017–2/28/2018	516,200	515,446
Freddie Mac 1.11% due 3/2/2018	75,000	74,758
General Electric Co. 1.10% due 12/1/2017	224,000	223,993
Paccar Financial Corp. 1.13% due 12/12/2017	32,000	31,987
U.S. Treasury Bills 1.03%–1.20% due 1/2/2018–2/15/2018	722,600	721,264
Wal-Mart Stores, Inc. 1.14% due 12/4/20176	19,300	19,298
Total short-term securities (cost: $1,747,619,000)		1,747,550
Total investment securities 105.81% (cost: $11,421,350,000)		11,368,232
Other assets less liabilities (5.81)%		(624,380)
Net assets 100.00%		$10,743,852

U.S. Government Securities Fund — Page 6 of 11

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 11/30/20178 (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	9,779	March 2018	$977,900	$1,213,054	$(6,083)
20 Year U.S. Treasury Bond Futures	Long	635	March 2018	63,500	96,341	(714)
30 Year Ultra U.S. Treasury Bond Futures	Short	375	March 2018	(37,500)	(61,828)	334
10 Year Ultra U.S. Treasury Note Futures	Short	1,332	March 2018	(133,200)	(177,385)	1,359
5 Year U.S. Treasury Note Futures	Long	40,843	April 2018	4,084,300	4,751,828	(13,843)
2 Year U.S. Treasury Note Futures	Long	6,097	April 2018	1,219,400	1,307,235	(867)
90 Day Euro Dollar Futures	Short	2,424	June 2018	(606,000)	(594,516)	707
90 Day Euro Dollar Futures	Short	3,237	September 2018	(809,250)	(793,146)	1,297
90 Day Euro Dollar Futures	Short	3,100	December 2018	(775,000)	(758,919)	543
90 Day Euro Dollar Futures	Short	1,237	March 2019	(309,250)	(302,663)	340
						$(16,927)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
1.345%	U.S. EFFR	1/31/2018	$3,823,000	$(157)	$—	$(157)
1.3475%	U.S. EFFR	1/31/2018	6,198,000	(234)	—	(234)
1.329%	U.S. EFFR	3/27/2019	58,000	(250)	—	(250)
1.32625%	U.S. EFFR	4/5/2019	207,900	(931)	—	(931)
1.34875%	U.S. EFFR	4/5/2019	362,500	(1,514)	—	(1,514)
1.337%	U.S. EFFR	6/8/2019	380,000	(2,035)	—	(2,035)
1.367%	U.S. EFFR	6/12/2019	190,000	(937)	—	(937)
1.37%	U.S. EFFR	6/14/2019	190,000	(933)	—	(933)
1.362%	U.S. EFFR	6/21/2019	190,000	(977)	—	(977)
3-month USD-LIBOR	1.5445%	6/28/2019	190,000	1,050	—	1,050
1.351%	U.S. EFFR	6/28/2019	190,000	(1,030)	—	(1,030)
3-month USD-LIBOR	1.59851%	8/7/2019	205,000	1,070	—	1,070
1.8005%	3-month USD-LIBOR	9/28/2020	168,000	(1,207)	—	(1,207)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	8,419	—	8,419
3-month USD-LIBOR	1.225%	9/22/2021	250,000	8,346	—	8,346
3-month USD-LIBOR	1.196%	9/27/2021	90,000	3,111	—	3,111
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	2,009	—	2,009
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	1,104	—	1,104
3-month USD-LIBOR	1.977%	2/7/2022	178,000	1,280	—	1,280
3-month USD-LIBOR	2.2175%	3/17/2022	316,000	(716)	—	(716)
3-month USD-LIBOR	1.869%	4/19/2022	215,000	2,675	—	2,675
3-month USD-LIBOR	1.948%	7/28/2022	360,000	3,706	—	3,706
2.80%	3-month USD-LIBOR	9/2/2022	560,000	4,354	—	4,354
2.75%	3-month USD-LIBOR	9/2/2022	560,000	3,835	—	3,835
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(1,581)	—	(1,581)
2.00965%	3-month USD-LIBOR	10/6/2022	171,000	(1,444)	—	(1,444)
1.9855%	3-month USD-LIBOR	10/17/2022	102,500	(988)	—	(988)
1.98%	3-month USD-LIBOR	10/17/2022	102,500	(1,014)	—	(1,014)
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	(318)	—	(318)
2.08613%	3-month USD-LIBOR	11/17/2022	138,100	(725)	—	(725)

U.S. Government Securities Fund — Page 7 of 11

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
2.08934%	3-month USD-LIBOR	11/17/2022	$146,900	$(749)	$—	$(749)
2.2025%	3-month USD-LIBOR	12/4/2022	71,000	—	—	—
3-month USD-LIBOR	1.495%	11/10/2023	115,000	4,833	—	4,833
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	896	—	896
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	412	—	412
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	(2,115)	—	(2,115)
3-month USD-LIBOR	2.12813%	10/3/2024	225,000	2,312	—	2,312
3-month USD-LIBOR	2.469%	6/9/2025	23,000	(242)	—	(242)
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	1,996	—	1,996
3-month USD-LIBOR	2.24%	12/5/2026	179,000	1,998	—	1,998
3-month USD-LIBOR	2.27%	12/5/2026	146,000	1,270	—	1,270
2.579%	3-month USD-LIBOR	3/14/2027	159,000	2,605	—	2,605
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(584)	—	(584)
3-month USD-LIBOR	2.31934%	11/17/2027	77,600	618	—	618
3-month USD-LIBOR	2.31613%	11/17/2027	72,400	598	—	598
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(3,666)	—	(3,666)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(4,021)	—	(4,021)
3-month USD-LIBOR	3.34%	6/27/2044	80,000	(11,724)	—	(11,724)
3-month USD-LIBOR	3.206%	7/31/2044	27,000	(3,249)	—	(3,249)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(3,545)	—	(3,545)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(758)	—	(758)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	66	—	66
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(470)	—	(470)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	292	—	292
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	76	—	76
3-month USD-LIBOR	1.768%	8/17/2046	57,000	10,099	—	10,099
2.634%	3-month USD-LIBOR	7/11/2047	59,000	352	—	352
3-month USD-LIBOR	2.5015%	8/17/2047	15,300	347	—	347
3-month USD-LIBOR	2.5095%	8/17/2047	14,700	308	—	308
3-month USD-LIBOR	2.436%	9/19/2047	37,500	1,388	—	1,388
2.53563%	3-month USD-LIBOR	10/3/2047	69,000	(1,060)	—	(1,060)
3-month USD-LIBOR	2.56315%	10/6/2047	38,500	361	—	361
3-month USD-LIBOR	2.495%	10/17/2047	22,100	533	—	533
3-month USD-LIBOR	2.4975%	10/17/2047	22,100	521	—	521
U.S. EFFR	2.166%	10/23/2047	35,000	688	—	688
U.S. EFFR	2.172%	11/8/2047	15,000	275	—	275
U.S. EFFR	2.145%	11/9/2047	47,500	1,153	—	1,153
U.S. EFFR	2.153%	11/10/2047	47,500	1,070	—	1,070
U.S. EFFR	2.155%	11/10/2047	26,680	589	—	589
U.S. EFFR	2.17%	11/13/2047	48,320	908	—	908
					$—	$28,349

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $172,553,000, which represented 1.61% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Purchased on a TBA basis.
5	Coupon rate may change periodically.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,298,000, which represented .18% of the net assets of the fund.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.

U.S. Government Securities Fund — Page 8 of 11

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $7,938,457,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $39,216,983,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the

U.S. Government Securities Fund — Page 9 of 11

unaudited

results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,159,284	$—	$7,159,284
Mortgage-backed obligations	—	2,240,922	—	2,240,922
Federal agency bonds & notes	—	220,476	—	220,476
Short-term securities	—	1,747,550	—	1,747,550
Total	$—	$11,368,232	$—	$11,368,232

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,580	$—	$—	$4,580
Unrealized appreciation on interest rate swaps	—	77,523	—	77,523
Liabilities:
Unrealized depreciation on futures contracts	(21,507)	—	—	(21,507)
Unrealized depreciation on interest rate swaps	—	(49,174)	—	(49,174)
Total	$(16,927)	$28,349	$—	$11,422

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

U.S. Government Securities Fund — Page 10 of 11

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-022-0118O-S60683	U.S. Government Securities Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: January 26, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 26, 2018